COMMITMENTS AND CONTINGENT LIABILITIES (Asbestos-Related Matters of Union Carbide Corporation) (Table and Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008		Dec. 02, 2008	Dec. 31, 2010 Union Carbide Corporation [Member]	Dec. 31, 2009 Union Carbide Corporation [Member]	Dec. 31, 2008 Union Carbide Corporation [Member]	Dec. 02, 2010 Union Carbide Corporation [Member]	Dec. 31, 2002 Union Carbide Corporation [Member]	Dec. 31, 2010 Union Carbide Corporation [Member] Estimated Insurance Recoveries Carriers Without Settlement Agreements [Member]	Dec. 31, 2009 Union Carbide Corporation [Member] Estimated Insurance Recoveries Carriers Without Settlement Agreements [Member]	Dec. 31, 2010 Union Carbide Corporation [Member] Estimated Insurance Recoveries Defense Costs [Member]	Dec. 31, 2009 Union Carbide Corporation [Member] Estimated Insurance Recoveries Defense Costs [Member]	Dec. 31, 2010 Union Carbide Corporation [Member] Estimated Insurance Recoveries Resolution Costs [Member]	Dec. 31, 2009 Union Carbide Corporation [Member] Estimated Insurance Recoveries Resolution Costs [Member]	Nov. 30, 2010 Union Carbide Corporation [Member] Asbestos Related Matters [Member]	Nov. 30, 2008 Union Carbide Corporation [Member] Asbestos Related Matters [Member]
Loss Contingencies [Line Items]
Liability for asbestos claims, gross						$ 952	$ 728	$ 839	$ 934	$ 744	$ 2,200
Liability for asbestos claims, estimated minimum																		744	952
Liability for asbestos claims, estimated maximum																		835	1,200
Asbestos-related credits	(54)	[1]	0	(54)	[1]		(54)		(54)
Percentage of recorded asbestos liability related to pending claims							21.00%	23.00%
Percentage of recorded asbestos liability related to future claims							79.00%	77.00%
Estimated insurance recoveries							298	532			1,350	50	84	12	91	236	357
Defense and resolution costs for asbestos related claims							$ 73	$ 58	$ 53

[1]	See Note N for information regarding asbestos-related credits.